Commitments And Contingencies - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		25 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		25 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Mar. 31, 2012 Maximum	Sep. 30, 2013 First Office Building	Sep. 30, 2012 First Office Building	Sep. 30, 2013 First Office Building	Sep. 30, 2012 First Office Building	Dec. 31, 2012 First Office Building	Dec. 31, 2011 First Office Building	Sep. 30, 2013 First Office Building	Aug. 31, 2013 Second Office Building	Sep. 30, 2013 Equipment [Member]	Sep. 30, 2012 Equipment [Member]	Sep. 30, 2013 Equipment [Member]	Sep. 30, 2012 Equipment [Member]	Sep. 30, 2013 Equipment [Member]
Loss Contingencies [Line Items]
Operating leases , expiration dates				Operating leases expiring on various dates through August 2016				Expires in October 2013				Expires in March 2016
Operating leases , rent expense				$ 41,414	$ 6,035	$ 100,796	$ 17,994	$ 23,988	$ 5,932	$ 130,716		$ 22,126	$ 0	$ 38,494	$ 0	$ 38,494
Future rental payment 2013 through the expiration of the lease		41,190						18,645
Annual license payments	15,000
Contingent Milestone payments			225,000
Operating lease, term											1 year
Operating leases, Monthly rental payment											$ 3,774	$ 5,758